Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expenses	Dec. 31, 2023 CNY (¥)
Schedule of Estimated Future Amortization Expenses [Abstract]
Year ended December 31, 2024	¥ 18,973,236
2025	18,630,192
2026	17,362,510
2027	14,243,307
2028	11,234,343
Thereafter	67,004,654
Total	¥ 147,448,242